Inventories	6 Months Ended
Feb. 28, 2025
Inventories
Inventories

4. Inventories

	As at	As at
	February 28,	August 31,
	2025	2024
	$	$
Raw materials	6,117,355	5,456,935
Work-in-process	550,390	383,968
Finished goods	500,105	368,384
	7,167,850	6,209,287

For the three-month and six-month periods ended February 28, 2025, inventories recognized as an expense amounted to $110,984 and $303,835 respectively [February 29, 2024 – $508,528 and $1,059,392 respectively].

For the three-month and six-month periods ended February 28, 2025, cost of sales includes depreciation of $15,184 and $27,132 respectively [February 29, 2024 – $53,497 and $126,126 respectively].

As at February 28, 2025, prepaid expenses included deposits to suppliers for future inventory purchases of $2,517,921. [August 31, 2024 – $1,780,430].